Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $15,204,600.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 15,204,600
Final Prospectus	true